Long-Term Debt - Recorded Expenses with Respect to Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt [Line Items]
Interest expense	$ 30,340	$ 27,801	$ 19,646
Amortization of debt issuance cost	3,041	2,413	1,347
Commitment fee	526	255
Total	$ 33,907	$ 30,469	$ 20,993